Segments and Foreign Operations	12 Months Ended
Jan. 31, 2014
Segment Reporting [Abstract]
Segments and Foreign Operations

(16) Segments and Foreign Operations

Layne is a global solutions provider to the world of essential natural resources – water, minerals and energy. Management defines the operational and organizational structure into discrete divisions based on its primary product lines. Each division comprises a combination of individual district offices, which primarily offer similar types of services and serve similar types of markets.

Layne’s segments are defined as follows:

Water Resources Division

Water Resources provides its customers with every aspect of water supply system development and technology, including hydrologic design and construction, source of supply exploration, well and intake construction and well and pump rehabilitation. The division also brings new technologies to the water and wastewater markets and offers water treatment equipment engineering services, providing systems for the treatment of regulated and “nuisance” contaminants, specifically, iron, manganese, hydrogen sulfide, arsenic, radium, nitrate, perchlorate, and volatile organic compounds. Water Resources drill deep injection wells for industrial (primarily power) and municipal clients that need to dispose of wastewater associated with their processes. Water Resources provides water systems and services in most regions of the U.S.

Inliner Division

Inliner provides a wide range of process, sanitary and storm water rehabilitation solutions to municipalities and industrial customers dealing with aging infrastructure needs. Inliner focuses on its proprietary Inliner® cured-in-place pipe (“CIPP”) which allows us to rehabilitate aging sanitary sewer, storm water and process water infrastructure to provide structural rebuilding as well as infiltration and inflow reduction. Inliner’s trenchless technology minimizes environmental impact and reduces or eliminates surface and social disruption. Construction of a new wetout facility has been completed and Inliner now has the ability to supply both traditional felt based CIPP lining tubes cured with water or steam as well as fiberglass based lining tubes cured with ultraviolet light. Inliner is somewhat unique in that the technology itself, the liner tube manufacturer and the largest installer of the Inliner CIPP technology are all housed within Layne’s family of companies. While Inliner focuses on its proprietary Inliner CIPP, it is committed to full system renewal. Inliner also provides a wide variety of other rehabilitative methods including Janssen structural renewal for service lateral connections and mainlines, slip lining, traditional excavation and replacement, U-Liner high-density polyethylene fold and form and manhole renewal with cementitious and epoxy products. Inliner provides services in most regions of the U.S.

Heavy Civil Division

Heavy Civil delivers sustainable solutions to government agencies and industrial clients by overseeing the design and construction of water and wastewater treatment plants and pipeline installation. In addition, Heavy Civil builds radial collector wells (Ranney Method), surface water intakes, pumping stations, hard rock tunnels and marine construction services – all in support of the world’s water infrastructure. Beyond water solutions, Heavy Civil also designs and constructs biogas facilities (anaerobic digesters) for the purpose of generating and capturing methane gas, an emerging renewable energy resource. Heavy Civil provides services in most regions of the U.S.

Geoconstruction Division

Geoconstruction provides specialized geotechnical foundation construction services to the heavy civil, industrial, commercial and private construction markets around the globe. Geoconstruction has the expertise and equipment to provide the most appropriate deep foundation system, ground improvement and earth support solution to be applied given highly variable geological and site conditions. In addition, it offers extensive experience in successful completion of complex and schedule-driven major underground construction projects. Geoconstruction provides services that are focused primarily on the foundation systems for dams/levees, tunnel shafts, utility systems, subways or transportation systems, commercial building and port facilities. Services offered include jet grouting, structural diaphragm and slurry cutoff walls, cement and chemical grouting, drilled piles, ground improvement and earth retention systems. Geoconstruction previously provided services in most regions of the U.S., South America and Italy. With the sale of its Costa Fortuna operation as discussed in Note 15 to the Consolidated Financial Statements, Geoconstruction services will be provided in the U.S. and Italy.

Mineral Services Division

Mineral Services conducts primarily aboveground drilling activities, including all phases of core drilling, reverse circulation, dual tube, hammer and rotary air-blast methods. The service offerings include both exploratory (‘greenfield’) and definition (‘brownfield’) drilling. Global mining companies hire Mineral Services to extract samples from their sites that they analyze for mineral content before investing heavily in development to extract the minerals. Mineral Services helps its clients determine if a minable mineral deposit exists on the site, the economic viability of mining the site and the geological properties of the ground, which helps in the determination of mine planning. Mineral Services also offers water management expertise as well as soil stabilization expertise. The primary markets are in the western U.S., Mexico, Australia, South America and Africa. Mineral Services also has ownership interests in foreign affiliates operating in Latin America that form its primary presence in this market.

Energy Services Division

Energy Services focuses its efforts to provide a closed loop water management solution to energy companies involved in hydraulic fracturing. The initial focus is in the water-stressed Permian Basin of West Texas, an oil provenance, where Energy Services is providing water sourcing, transfer and treatment. Layne’s expertise in water well drilling coupled with its flat-hose transfer solution from the water source to the well site where hydraulic fracturing occurs followed by treatment of the produced water and then recapture and recycling that water for reuse in other hydraulic fracturing operations provides a sustainable and environmentally responsible solution to energy companies operating in a part of the country which has significant water shortages and drought. The system is designed to have virtually no surface discharge of formation or produced and treated water. Energy Services will provide services in most regions of the U.S.

Other

Other includes specialty and purchasing operations not included in one of the other divisions.

Financial information for Layne’s segments is presented below. Unallocated corporate expenses primarily consist of general and administrative functions performed on a company-wide basis and benefiting all segments. These costs include accounting, financial reporting, internal audit, treasury, corporate and securities law, tax compliance, executive management and board of directors. Corporate assets are all assets not directly associated with a segment, and consist primarily of cash and deferred income taxes.

	Years Ended January 31,
(in thousands)	2014	2013	2012
Revenues
Water Resources	$175,875	$214,091	$214,625
Inliner	148,384	133,256	132,108
Heavy Civil	267,192	278,131	343,760
Geoconstruction	48,283	101,651	89,210
Mineral Services	172,960	302,119	322,100
Energy Services	6,336	5,885	4,214
Other	19,936	11,509	8,992
Intersegment Eliminations	(18,580)	(9,112)	(8,991)

Total revenues	$820,386	$1,037,530	$1,106,018

Equity in (losses) earnings of affiliates
Geoconstruction	$—	$3,872	$3,345
Mineral Services	(2,974)	16,700	21,302

Total equity in (losses) earnings of affiliates	$(2,974)	$20,572	$24,647

Loss from continuing operations before income taxes
Water Resources	$1,016	$(1,290)	$(18,095)
Inliner	17,650	9,936	(13,236)
Heavy Civil	(7,781)	(32,308)	(61,649)
Geoconstruction	(23,724)	(4,048)	12,828
Mineral Services	(9,534)	49,406	71,552
Energy Services	(3,212)	(7,444)	(4,887)
Other	193	126	671
Unallocated corporate expenses	(42,957)	(36,009)	(30,866)
Interest expense	(7,423)	(3,702)	(2,357)

Total loss from continuing operations before income taxes	$(75,772)	$(25,333)	$(46,039)

Investment in affiliates
Geoconstruction	$134	$384	$20,011
Mineral Services	67,159	77,906	68,286

Total investment in affiliates	$67,293	$78,290	$88,297

	As of and Years Ended January 31,
(in thousands)	2014	2013	2012
Revenues by product line
Water systems	$179,372	$219,693	$208,558
Water treatment technologies	34,005	47,778	44,670
Sewer rehabilitation	148,384	133,256	132,108
Water and wastewater plant construction	157,590	129,446	200,513
Pipeline construction	77,497	108,408	112,446
Soil stabilization	60,369	136,115	115,402
Environmental and specialty drilling	7,543	7,246	17,902
Exploration drilling	150,695	249,247	271,442
Other	4,931	6,341	2,977

Total revenues by product line	$820,386	$1,037,530	$1,106,018

Capital expenditures
Water Resources	$2,864	$22,446	$23,733
Inliner	2,194	4,309	3,218
Heavy Civil	166	1,199	5,413
Geoconstruction	964	5,864	8,240
Mineral Services	7,741	25,661	20,958
Energy Services	7,732	5,169	1,030
Other	352	—	1,499
Discontinued operations	8,576	9,256	4,172
Corporate	4,460	3,599	2,563

Total capital expenditures	$35,049	$77,503	$70,826

Depreciation and amortization
Water Resources	$9,903	$8,126	$7,740
Inliner	2,805	2,647	2,880
Heavy Civil	6,491	7,096	7,389
Geoconstruction	7,603	8,408	8,819
Mineral Services	23,321	25,950	21,227
Energy Services	1,283	550	3,418
Other	2,344	—	1,963
Corporate	2,661	5,376	2,204

Total depreciation and amortization	$56,411	$58,153	$55,640

Assets
Water Resources	$98,576	$119,281	$147,279
Inliner	67,384	67,027	61,601
Heavy Civil	99,963	114,361	123,475
Geoconstruction	75,231	97,181	113,612
Mineral Services	206,575	243,383	245,601
Energy Services	14,636	6,470	5,561
Other	6,947	2,193	9,488
Discontinued operations	55,843	76,475	56,728
Corporate	21,463	85,855	42,491

Total assets	$646,618	$812,226	$805,836

	As of and Years Ended January 31,
(in thousands)	2014	2013	2012
Geographic Information:
Revenues
United States	$672,430	$832,839	$871,017
Africa/Australia	42,909	88,888	110,012
South America	16,056	19,161	—
Mexico	58,260	69,970	58,166
Other foreign	30,731	26,672	66,823

Total revenues	$820,386	$1,037,530	$1,106,018

Property and equipment, net
United States	$154,627	$177,198	$231,838
Africa/Australia	21,314	29,875	24,900
South America	5,931	7,390	6,614
Mexico	8,498	10,582	9,559
Other foreign	1,304	1,946	4,446

Total property and equipment, net	$191,674	$226,991	$277,357